Expendable parts and supplies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of Expendable Parts and Supplies

	2021	2020
Material for repair and maintenance	$70,929	$69,737
Other inventories	4,217	4,920

	75,146	74,657
Allowance for obsolescence	(368)	(338)

	$74,778	$74,319